U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer: Putnam Target Date Funds

One Hundred Federal Street
Boston, Massachusetts  02110

2.	The name of each series or class of securities for which
this Form is filed (if the Form is being filed for all
series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ] Putnam
RetirementReady 2020 Fund

3.	Investment Company Act File Number:    		811-21598
	Securities Act File Number:				333-117134

4(a).	Last day of fiscal year for which this Form is filed:
07/31/20

4(b).  [   ]	Check box if this Form is being filed late (i.e.,
			more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [   ]	Check box if this is the last time the issuer
will 		be filing this Form.

5.	Calculation of registration fee:

(i) 	 Aggregate sale price of securities sold
      during the fiscal year pursuant to section
      24(f):


$95,039,517

(ii)	 Aggregate price of securities redeemed or
      repurchased during the fiscal year:


$73,280,653

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
      Commission:






$0

(iv)	 Total available redemption credits [add
      Items 5(ii) and 5(iii):


$73,280,653

(v)	 Net sales - if Item 5(i) is greater than
      Item 5(iv) [subtract Item 5(iv) from Item
      5(i)]:



$21,758,864

(vi)	 Redemption credits available for use in
      future years - if Item 5(i) is less than
      Item 5 (iv) [subtract Item 5 (iv) from
      Item 5 (i)]:




$0

(vii) Multiplier for determining registration fee
     (see Instruction C.9):




..0001091




(viii)Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter 0 if no fee is due):


$2,373.892


6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here:

7.	Interest due - if this Form is being filed more than 90
days after the end of the issuers fiscal year (see
Instruction D):

	+$-

8.	Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:

	=$2,373.892

9.	  Date the registration fee and any interest payment was
	  sent to the Commissions lockbox depository:


	  Method of Delivery:

			[x]	Wire Transfer (CIK)0001295293
			[   ]	Mail or other means



SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)		/s/Janet C. Smith

	___________________________________
						Janet C. Smith
						Principal Accounting Officer


Date:  10/26/2020



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer: Putnam Target Date Funds

One Hundred Federal Street
Boston, Massachusetts  02110

2.	The name of each series or class of securities for which
this Form is filed (if the Form is being filed for all
series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ] Putnam
RetirementReady 2025 Fund

3.	Investment Company Act File Number:    		811-21598
	Securities Act File Number:				333-117134

4(a).	Last day of fiscal year for which this Form is filed:
07/31/20


4(b).  [   ]	Check box if this Form is being filed late (i.e.,
			more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [   ]	Check box if this is the last time the issuer
will 		be filing this Form.

5.	Calculation of registration fee:

(i) 	 Aggregate sale price of securities sold
      during the fiscal year pursuant to section
      24(f):


$79,444,787

(ii)	 Aggregate price of securities redeemed or
      repurchased during the fiscal year:


$47,991,191

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
      Commission:






$0

(iv)	 Total available redemption credits [add
      Items 5(ii) and 5(iii):


$47,991,191

(v)	 Net sales - if Item 5(i) is greater than
      Item 5(iv) [subtract Item 5(iv) from Item
      5(i)]:



$31,453,596

(vi)	 Redemption credits available for use in
      future years - if Item 5(i) is less than
      Item 5 (iv) [subtract Item 5 (iv) from
      Item 5 (i)]:




$0

(vii) Multiplier for determining registration fee
     (see Instruction C.9):




..0001091




(viii)Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter 0 if no fee is due):


$3,431.587


6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here:

7.	Interest due - if this Form is being filed more than 90
days after the end of the issuers fiscal year (see
Instruction D):

	+$-

8.	Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:

	=$3,431.587

9.	  Date the registration fee and any interest payment was
	  sent to the Commissions lockbox depository:


	  Method of Delivery:

			[x]	Wire Transfer (CIK)0001295293
			[   ]	Mail or other means



SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)		/s/Janet C. Smith

	___________________________________
						Janet C. Smith
						Principal Accounting Officer


Date:  10/26/2020



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer: Putnam Target Date Funds

One Hundred Federal Street
Boston, Massachusetts  02110

2.	The name of each series or class of securities for which
this Form is filed (if the Form is being filed for all
series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ] Putnam
RetirementReady 2030 Fund

3.	Investment Company Act File Number:    		811-21598
	Securities Act File Number:				333-117134

4(a).	Last day of fiscal year for which this Form is filed:
07/31/20


4(b).  [   ]	Check box if this Form is being filed late (i.e.,
			more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [   ]	Check box if this is the last time the issuer
will 		be filing this Form.

5.	Calculation of registration fee:

(i) 	 Aggregate sale price of securities sold
      during the fiscal year pursuant to section
      24(f):


$70,796,659

(ii)	 Aggregate price of securities redeemed or
      repurchased during the fiscal year:


$53,922,842

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
      Commission:






$0

(iv)	 Total available redemption credits [add
      Items 5(ii) and 5(iii):


$53,922,842

(v)	 Net sales - if Item 5(i) is greater than
      Item 5(iv) [subtract Item 5(iv) from Item
      5(i)]:



$16,873,817

(vi)	 Redemption credits available for use in
      future years - if Item 5(i) is less than
      Item 5 (iv) [subtract Item 5 (iv) from
      Item 5 (i)]:




$0

(vii) Multiplier for determining registration fee
     (see Instruction C.9):




..0001091



(viii)Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter 0 if no fee is due):


$1,840.933


6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here:

7.	Interest due - if this Form is being filed more than 90
days after the end of the issuers fiscal year (see
Instruction D):

	+$-

8.	Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:

	=$1,840.933

9.	  Date the registration fee and any interest payment was
	  sent to the Commissions lockbox depository:


	  Method of Delivery:

			[x]	Wire Transfer (CIK)0001295293
			[   ]	Mail or other means



SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)		/s/Janet C. Smith

	___________________________________
						Janet C. Smith
						Principal Accounting Officer


Date:  10/26/2020




U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer: Putnam Target Date Funds

One Hundred Federal Street
Boston, Massachusetts  02110

2.	The name of each series or class of securities for which
this Form is filed (if the Form is being filed for all
series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ] Putnam
RetirementReady 2035 Fund

3.	Investment Company Act File Number:    		811-21598
	Securities Act File Number:				333-117134

4(a).	Last day of fiscal year for which this Form is filed:
07/31/20


4(b).  [   ]	Check box if this Form is being filed late (i.e.,
			more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [   ]	Check box if this is the last time the issuer
will 		be filing this Form.

5.	Calculation of registration fee:

(i) 	 Aggregate sale price of securities sold
      during the fiscal year pursuant to section
      24(f):


$53,511,546

(ii)	 Aggregate price of securities redeemed or
      repurchased during the fiscal year:


$35,817,886

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
      Commission:






$0

(iv)	 Total available redemption credits [add
      Items 5(ii) and 5(iii):


$35,817,886

(v)	 Net sales - if Item 5(i) is greater than
      Item 5(iv) [subtract Item 5(iv) from Item
      5(i)]:



$17,693,660

(vi)	 Redemption credits available for use in
      future years - if Item 5(i) is less than
      Item 5 (iv) [subtract Item 5 (iv) from
      Item 5 (i)]:




$0

(vii) Multiplier for determining registration fee
     (see Instruction C.9):




..0001091



(viii)Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter 0 if no fee is due):


$1,930.378


6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here:

7.	Interest due - if this Form is being filed more than 90
days after the end of the issuers fiscal year (see
Instruction D):

	+$-

8.	Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:

	=$1,930.378

9.	  Date the registration fee and any interest payment was
	  sent to the Commissions lockbox depository:


	  Method of Delivery:

			[x]	Wire Transfer (CIK)0001295293
			[   ]	Mail or other means



SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)		/s/Janet C. Smith

	___________________________________
						Janet C. Smith
						Principal Accounting Officer


Date  10/26/2020




U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer: Putnam Target Date Funds

One Hundred Federal Street
Boston, Massachusetts  02110

2.	The name of each series or class of securities for which
this Form is filed (if the Form is being filed for all
series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ] Putnam
RetirementReady 2040 Fund

3.	Investment Company Act File Number:    		811-21598
	Securities Act File Number:				333-117134

4(a).	Last day of fiscal year for which this Form is filed:
07/31/20


4(b).  [   ]	Check box if this Form is being filed late (i.e.,
			more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [   ]	Check box if this is the last time the issuer
will 		be filing this Form.

5.	Calculation of registration fee:

(i) 	 Aggregate sale price of securities sold
      during the fiscal year pursuant to section
      24(f):


$51,293,593

(ii)	 Aggregate price of securities redeemed or
      repurchased during the fiscal year:


$42,021,198

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
      Commission:






$0

(iv)	 Total available redemption credits [add
      Items 5(ii) and 5(iii):


$42,021,198

(v)	 Net sales - if Item 5(i) is greater than
      Item 5(iv) [subtract Item 5(iv) from Item
      5(i)]:



$9,272,395

(vi)	 Redemption credits available for use in
      future years - if Item 5(i) is less than
      Item 5 (iv) [subtract Item 5 (iv) from
      Item 5 (i)]:




$0

(vii) Multiplier for determining registration fee
     (see Instruction C.9):




..0001091




(viii)Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter 0 if no fee is due):


$1,011.618


6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here:

7.	Interest due - if this Form is being filed more than 90
days after the end of the issuers fiscal year (see
Instruction D):

	+$-

8.	Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:

	=$1,011.618

9.	  Date the registration fee and any interest payment was
	  sent to the Commissions lockbox depository:


	  Method of Delivery:

			[x]	Wire Transfer (CIK)0001295293
			[   ]	Mail or other means



SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)		/s/Janet C. Smith

	___________________________________
						Janet C. Smith
						Principal Accounting Officer


Date:  10/26/2020



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer: Putnam Target Date Funds

One Hundred Federal Street
Boston, Massachusetts  02110

2.	The name of each series or class of securities for which
this Form is filed (if the Form is being filed for all
series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ] Putnam
RetirementReady 2045 Fund

3.	Investment Company Act File Number:    		811-21598
	Securities Act File Number:				333-117134

4(a).	Last day of fiscal year for which this Form is filed:
07/31/20


4(b).  [   ]	Check box if this Form is being filed late (i.e.,
			more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [   ]	Check box if this is the last time the issuer
will 		be filing this Form.

5.	Calculation of registration fee:

(i) 	 Aggregate sale price of securities sold
      during the fiscal year pursuant to section
      24(f):


$35,056,925

(ii)	 Aggregate price of securities redeemed or
      repurchased during the fiscal year:


$21,140,176

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
      Commission:






$0

(iv)	 Total available redemption credits [add
      Items 5(ii) and 5(iii):


$21,140,176

(v)	 Net sales - if Item 5(i) is greater than
      Item 5(iv) [subtract Item 5(iv) from Item
      5(i)]:



$13,916,749

(vi)	 Redemption credits available for use in
      future years - if Item 5(i) is less than
      Item 5 (iv) [subtract Item 5 (iv) from
      Item 5 (i)]:




$0

(vii) Multiplier for determining registration fee
     (see Instruction C.9):




..0001091




(viii)Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter 0 if no fee is due):


$1,518.317


6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here:

7.	Interest due - if this Form is being filed more than 90
days after the end of the issuers fiscal year (see
Instruction D):

	+$-

8.	Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:

	=$1,518.317

9.	  Date the registration fee and any interest payment was
	  sent to the Commissions lockbox depository:


	  Method of Delivery:

			[x ]	Wire Transfer (CIK)0001295293
			[   ]	Mail or other means



SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)		/s/Janet C. Smith

	___________________________________
						Janet C. Smith
						Principal Accounting Officer


Date:  10/26/2020


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer: Putnam Target Date Funds

One Hundred Federal Street
Boston, Massachusetts  02110

2.	The name of each series or class of securities for which
this Form is filed (if the Form is being filed for all
series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ] Putnam
RetirementReady 2050 Fund

3.	Investment Company Act File Number:    		811-21598
	Securities Act File Number:				333-117134

4(a).	Last day of fiscal year for which this Form is filed:
07/31/20


4(b).  [   ]	Check box if this Form is being filed late (i.e.,
			more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [   ]	Check box if this is the last time the issuer
will 		be filing this Form.

5.	Calculation of registration fee:

(i) 	 Aggregate sale price of securities sold
      during the fiscal year pursuant to section
      24(f):


$25,305,181

(ii)	 Aggregate price of securities redeemed or
      repurchased during the fiscal year:


$25,680,673

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
      Commission:






$0

(iv)	 Total available redemption credits [add
      Items 5(ii) and 5(iii):


$25,680,673

(v)	 Net sales - if Item 5(i) is greater than
      Item 5(iv) [subtract Item 5(iv) from Item
      5(i)]:



$0


(vi)	 Redemption credits available for use in
      future years - if Item 5(i) is less than
      Item 5 (iv) [subtract Item 5 (iv) from
      Item 5 (i)]:




$375,492

(vii) Multiplier for determining registration fee
     (see Instruction C.9):




..0001091




(viii)Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter 0 if no fee is due):


$0


6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here:

7.	Interest due - if this Form is being filed more than 90
days after the end of the issuers fiscal year (see
Instruction D):

	+$-

8.	Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:

	=$0

9.	  Date the registration fee and any interest payment was
	  sent to the Commissions lockbox depository:


	  Method of Delivery:

			[]	Wire Transfer (CIK)0001295293
			[   ]	Mail or other means



SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)		/s/Janet C. Smith

	___________________________________
						Janet C. Smith
						Principal Accounting Officer


Date:  10/26/2020




U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer: Putnam Target Date Funds

One Hundred Federal Street
Boston, Massachusetts  02110

2.	The name of each series or class of securities for which
this Form is filed (if the Form is being filed for all
series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ] Putnam
RetirementReady 2055 Fund

3.	Investment Company Act File Number:    		811-21598
	Securities Act File Number:				333-117134

4(a).	Last day of fiscal year for which this Form is filed:
07/31/20


4(b).  [   ]	Check box if this Form is being filed late (i.e.,
			more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [   ]	Check box if this is the last time the issuer
will 		be filing this Form.

5.	Calculation of registration fee:

(i) 	 Aggregate sale price of securities sold
      during the fiscal year pursuant to section
      24(f):


$10,548,629

(ii)	 Aggregate price of securities redeemed or
      repurchased during the fiscal year:


$8,317,718

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
      Commission:






$0

(iv)	 Total available redemption credits [add
      Items 5(ii) and 5(iii):


$8,317,718

(v)	 Net sales - if Item 5(i) is greater than
      Item 5(iv) [subtract Item 5(iv) from Item
      5(i)]:



$2,230,911

(vi)	 Redemption credits available for use in
      future years - if Item 5(i) is less than
      Item 5 (iv) [subtract Item 5 (iv) from
      Item 5 (i)]:




$0

(vii) Multiplier for determining registration fee
     (see Instruction C.9):




..0001091




(viii)Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter 0 if no fee is due):


$243.392


6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here:

7.	Interest due - if this Form is being filed more than 90
days after the end of the issuers fiscal year (see
Instruction D):

	+$-

8.	Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:
   $243.392

9.	  Date the registration fee and any interest payment was
	  sent to the Commissions lockbox depository:


	  Method of Delivery:

			[x]	Wire Transfer (CIK)0001295293
			[   ]	Mail or other means



SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)		/s/Janet C. Smith

	___________________________________
						Janet C. Smith
						Principal Accounting Officer


Date:  10/26/2020



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer: Putnam Target Date Funds

One Hundred Federal Street
Boston, Massachusetts  02110

2.	The name of each series or class of securities for which
this Form is filed (if the Form is being filed for all
series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ] Putnam
RetirementReady 2060 Fund

3.	Investment Company Act File Number:    		811-21598
	Securities Act File Number:				333-117134

4(a).	Last day of fiscal year for which this Form is filed:
07/31/20

4(b).  [   ]	Check box if this Form is being filed late (i.e.,
			more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [   ]	Check box if this is the last time the issuer
will 		be filing this Form.

5.	Calculation of registration fee:

(i) 	 Aggregate sale price of securities sold
      during the fiscal year pursuant to section
      24(f):


$2,544,354

(ii)	 Aggregate price of securities redeemed or
      repurchased during the fiscal year:


$2,047,328

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
      Commission:






$0

(iv)	 Total available redemption credits [add
      Items 5(ii) and 5(iii):


$2,047,328

(v)	 Net sales - if Item 5(i) is greater than
      Item 5(iv) [subtract Item 5(iv) from Item
      5(i)]:



$497,026

(vi)	 Redemption credits available for use in
      future years - if Item 5(i) is less than
      Item 5 (iv) [subtract Item 5 (iv) from
      Item 5 (i)]:




$0

(vii) Multiplier for determining registration fee
     (see Instruction C.9):




..0001091




(viii)Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter 0 if no fee is due):


$54.226


6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here:

7.	Interest due - if this Form is being filed more than 90
days after the end of the issuers fiscal year (see
Instruction D):

	+$-

8.	Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:

	=$54.226

9.	  Date the registration fee and any interest payment was
	  sent to the Commissions lockbox depository:


	  Method of Delivery:

			[x]	Wire Transfer (CIK)0001295293
			[   ]	Mail or other means



SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)		/s/Janet C. Smith

	___________________________________
						Janet C. Smith
						Principal Accounting Officer


Date:  10/26/2020



U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer: Putnam Target Date Funds

One Hundred Federal Street
Boston, Massachusetts  02110

2.	The name of each series or class of securities for which
this Form is filed (if the Form is being filed for all
series and classes of securities of the issuer, check the
box but do not list series or classes):	[  ] Putnam
RetirementReady Maturity Fund

3.	Investment Company Act File Number:    		811-21598
	Securities Act File Number:				333-117134

4(a).	Last day of fiscal year for which this Form is filed:
7/31/2020


4(b).  [   ]	Check box if this Form is being filed late (i.e.,
			more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [   ]	Check box if this is the last time the issuer
will 		be filing this Form.

5.	Calculation of registration fee:

(i) 	 Aggregate sale price of securities sold
      during the fiscal year pursuant to section
      24(f):


$42,313,454

(ii)	 Aggregate price of securities redeemed or
      repurchased during the fiscal year:


$38,396,909

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
      Commission:






$0

(iv)	 Total available redemption credits [add
      Items 5(ii) and 5(iii):


$38,396,909


(v)	 Net sales - if Item 5(i) is greater than
      Item 5(iv) [subtract Item 5(iv) from Item
      5(i)]:



$3,916,545

(vi)	 Redemption credits available for use in
      future years - if Item 5(i) is less than
      Item 5 (iv) [subtract Item 5 (iv) from
      Item 5 (i)]:




$0

(vii) Multiplier for determining registration fee
     (see Instruction C.9):




..0001091
(viii)Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter 0 if no fee is due):


$427.295


6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here:

7.	Interest due - if this Form is being filed more than 90
days after the end of the issuers fiscal year (see
Instruction D):

	+$-

8.	Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:

	=$427.295

9.	  Date the registration fee and any interest payment was
	  sent to the Commissions lockbox depository:


	  Method of Delivery:

			[x]	Wire Transfer (CIK)0001295293
			[   ]	Mail or other means



SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)		/s/Janet C. Smith

	___________________________________
						Janet C. Smith
						Principal Accounting Officer


Date:  10/26/2020